ITEM 1. REPORT TO STOCKHOLDERS.


John Hancock
Bond
Fund

ANNUAL
REPORT

5.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 20

Trustees & officers
page 35

For your information
page 41


Dear Fellow Shareholders,

After a weak first quarter 2003 due to the stalled economy, rising oil prices and concerns about corporate earnings and the war in Iraq, the stock market staged a strong rebound in April and May, with the end of war and better-than-expected first-quarter corporate earnings. As a result, the major indexes wiped out their first-quarter losses and wound up gaining ground year to date through May 31, 2003. The Dow Jones Industrial Average returned 7.17% and the Standard & Poor's 500 Index rose 10.34%. A rebound in the distressed technology sector sent the tech-heavy Nasdaq Composite Index up 19.50%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety and growing demand pushed bond prices up.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been making its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict whether this market upturn can be sustained, and when the bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of May 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks a
high level of
current income
consistent with
prudent invest-
ment risk by
investing in a
diversified
portfolio of bonds
and other debt
securities, includ-
ing corporate
bonds and U.S.
government and
agency securities.

Over the last twelve months

* Bonds posted double-digit gains as interest rates declined amid a sluggish economic environment.

* Corporate bonds were the best performers, followed by Treasury and mortgage-backed securities.

* The Fund expanded its holdings of mortgage-backed securities and lower-rated corporate bonds.

[Bar chart with heading "John Hancock Bond Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2003." The chart is scaled in increments of 7% with 0% at the bottom and 14% at the top. The first bar represents the 12.26% total return for Class
A. The second bar represents the 11.48% total return for Class B. The third bar represents the 11.48% total return for Class C. The fourth bar represents the 12.71 total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 issuers

28.7%  Federal National Mortgage Association
10.5%  United States Treasury
 3.1%  Financing Corp.
 2.6%  Federal Home Loan Mortgage Corp.
 1.9%  Government National Mortgage Association
 1.2%  Capital One Bank
 1.2%  General Motors Acceptance Corp.
 1.0%  Ford Motor Credit Co.
 1.0%  CSC Holdings, Inc.
 0.9%  HCA, Inc.

As a percentage of net assets on May 31, 2003.



BY HOWARD C. GREENE, CFA, BARRY H. EVANS, CFA AND BENJAMIN A. MATTHEWS, PORTFOLIO MANAGERS

John Hancock
Bond Fund

MANAGERS'
REPORT

Interest rates declined sharply during the year ended May 31, 2003, providing a boost to U.S. bond performance. Bonds posted double-digit gains thanks to weak economic conditions and heightened uncertainty. The economy grew sluggish in mid-2002 and continued its sub-par growth into 2003 despite an interest-rate cut by the Federal Reserve in early November. Growing uncertainty -- initially about fraudulent accounting practices and later the war with Iraq -- also led many investors to seek shelter in the relative safety of the bond market.

The "flight to quality" initially benefited Treasury bonds the most and Treasury yields ended the period at their lowest levels in 45 years. But corporate bonds proved to be the best performers thanks to strong returns during the latter half of the period.

"Bonds posted double-
 digit gains thanks to
 weak economic condi-
 tions and heightened
 uncertainty."

FUND PERFORMANCE

For the year ended May 31, 2003, John Hancock Bond Fund's Class A, Class B, Class C and Class I shares posted total returns of 12.26%, 11.48%, 11.48% and 12.71%, respectively, at net asset value. The average A-rated corporate debt fund returned 11.39% according to Lipper Inc.1, while the Lehman Brothers Government/Credit Bond Index posted a 14.57% return. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

PORTFOLIO THEMES

There were two key themes in the portfolio during the past year. The first was an emphasis on higher-yielding securities, such as corporate and mortgage-backed bonds. In particular, the gap between corporate and Treasury bond yields reached historically wide levels through the summer of 2002. We took advantage of the opportunity to capture higher yields in a declining interest-rate environment.

[Photos of Howard Greene, Barry Evans and Ben Matthews flush right next to first paragraph.]

The other theme was lowering the overall credit quality of the portfolio. In part, we were anticipating a recovery in the credit cycle, which is typically led by lower-rated bonds. But it was also a relative-value trade -- selling Treasury and high-quality corporate bonds that had performed well early in the period, and replacing them with lower-rated corporate bonds that had underperformed.

CORPORATE BONDS BOOST PERFORMANCE

Corporate bonds comprised about half of the portfolio throughout the past year. This positioning hurt performance early in the period as the slowing economy and high-profile bankruptcies at WorldCom and Adelphia boosted demand for Treasury bonds at the expense of corporate securities.

"Our focus on lower-rated
 corporate bonds was a key
 contributor to Fund per-
 formance, especially since
 the beginning of 2003."

By October, however, with Treasury yields at 45-year lows, investors turned their attention to the corporate bond market in search of higher yields. In addition, we began to see evidence of better corporate stewardship. Unlike the late 1990s, when many companies took on heavy debt loads to finance growth, numerous corporations have been reducing debt and shoring up their balance sheets in an effort to restore financial health and investor confidence.

Our focus on lower-rated corporate bonds was a key contributor to Fund performance, especially since the beginning of 2003. During the past year, we boosted our holdings of below-investment-grade bonds (also known as "high-yield" or "junk" bonds) from 11% to 18% of the portfolio. We also increased our holdings of corporate bonds rated BBB, the lowest investment-grade rating. These lower-quality bonds have been the performance leaders in the bond market over the past six months.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Government-U.S. agencies 33%, the second is Government-United States 11%, the third Utilities 8%, the fourth Media 6%, and the fifth Telecommunications 5%.]

Some of the best values we found among lower-rated bonds were in the beaten-down utilities and telecommunications sectors. Examples include Nisource Finance Corp., an Indiana-based electricity producer and pipeline company that successfully reduced leverage by issuing stock, and Canadian telecom provider Telus, whose bond valuations suffered after a ratings downgrade in late 2002, but have since recovered.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 5-31-03." The chart is divided into four sections (from top to left): Corporate bonds 51%, U.S. government & agency bonds 44%, Short-term investments & other 4% and Preferred stocks 1%.]

MORTGAGES STRUGGLE

Another significant change was expanding the Fund's position in mortgage-backed securities from 14% to 25% of the portfolio. Early in the period, falling mortgage rates sparked a refinancing boom that weighed on the performance of mortgage-backed bonds. When rates reached record lows in late 2002, we added high-quality mortgage-backed securities to the portfolio at extremely attractive yields.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Household Finance followed by an up arrow with the phrase "Consumer lender acquired by HSBC." The second listing is Citizens Communications followed by an up arrow with the phrase "Rural telecom provider reduced its debt." The third listing is Corporation Durango followed by a down arrow with the phrase "Missed an interest payment, undergoing voluntary restructuring."]

Unfortunately, mortgage rates continued to fall in 2003, triggering two additional refinancing waves in March and May. As a result, mortgages didn't perform as well as we anticipated, though their returns were comparable to that of short-term Treasury bonds. Going forward, however, mortgage-backed securities should outperform as interest rates stabilize and refinancing activity eases.

"With the economy stuck
 in first gear, we expect
 the Fed to...maintain an
 accommodative interest-
 rate policy..."

OUTLOOK

We see parallels between the current environment and the early 1990s. At that time, there was an economic downturn, and the U.S. banking system was in disarray following the savings and loan scandals of the late '80s. The Federal Reserve cut its federal funds rate sharply, from 9% to 3%, and maintained this relatively low rate for an extended period of time, allowing banks to rebuild their balance sheets and return to stability.

Today, the banking system is in good shape, but corporate America in general has been mired in accounting scandals, economic weakness and excess debt. With the economy stuck in first gear, we expect the Fed to repeat its strategy from a decade ago: maintain an accommodative interest-rate policy until corporations (and consumers) can repair their balance sheets and wring out excess capacity.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
May 31, 2003

The index used for
comparison is the
Lehman Brothers
Government/Credit
Bond Index, an
unmanaged index that
measures the perfor
mance of U.S.
government bonds,
U.S. corporate bonds,
and Yankee bonds.

It is not possible
to invest directly in
an index.

                     Class A     Class B     Class C     Class I 1    Index
Inception date       11-9-73    11-23-93     10-1-98      9-4-01         --

Average annual returns with maximum sales charge (POP)
One year               7.23%       6.48%       9.37%      12.71%     14.57%
Five years             5.87%       5.80%         --          --       8.14%
Ten years              6.68%         --          --          --       7.64%
Since inception          --        6.34%       5.36%       8.99%        --

Cumulative total returns with maximum sales charge (POP)
One year               7.23%       6.48%       9.37%      12.71%     14.57%
Five years            33.02%      32.59%         --          --      47.89%
Ten years             90.87%         --          --          --     108.78%
Since inception          --       79.56%      27.58%      16.14%        --

SEC 30-day yield as of May 31, 2003
                       3.31%       2.78%       2.75%       3.99%        --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government/Credit Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Index 1 and is equal to $20,878 as of May 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund, before sales charge, and is equal to $19,980 as of May 31, 2003. The third bar represents the same hypothetical $10,000 investment made in the John Hancock Bond Fund, after sales charge, and is equal to $19,087 as of May 31, 2003.

                                    Class B 1    Class C 1    Class I 2
Period beginning                   11-23-93      10-1-98       9-4-01
Without sales charge                $17,956      $12,889      $11,614
With maximum sales charge                --      $12,760           --
Index                               $19,905      $13,949      $11,846

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of May 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2003

This schedule is divided into three main categories: bonds, preferred stocks and short-term investments. Bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

ISSUER, DESCRIPTION,                                                INTEREST   CREDIT    PAR VALUE
MATURITY DATE                                                       RATE       RATING*  (000s OMITTED)         VALUE
BONDS 94.62%                                                                                           $1,400,299,135
(Cost $1,323,588,817)

Agricultural Operations 0.08%                                                                               1,115,964
Bunge Ltd. Finance Corp.,
Note 05-15-13 (R)                                                     5.875%     BBB           $1,085       1,115,964

Banks -- Foreign 1.39%                                                                                     20,608,186
Barclays Bank Plc,

Perpetual Bond (6.86% to 06-15-32 then variable)
(United Kingdom) 06-15-49 (R)                                         6.860      A+             4,290       5,066,220
Royal Bank of Scotland Group Plc,

Perpetual Bond (7.648% to 09-30-31 then variable)
(United Kingdom) 08-31-49                                             7.648      A-             5,220       6,781,151
Socgen Real Estate Co. LLC,

Perpetual Bond Ser A (7.64% to 09-30-07
then variable) 12-29-49 (R)                                           7.640      A              7,565       8,760,815

Banks -- United States 2.13%                                                                               31,509,836
Bank of New York,
Cap Security 12-01-26 (R)                                             7.780      A-             5,775       6,774,416
Capital One Bank,
Sr Note 07-30-04                                                      6.500      BBB-           7,000       7,227,346
Sr Note 06-15-05                                                      8.250      BBB-           3,000       3,257,964
Sr Note 02-01-06 +                                                    6.875      BBB-           2,535       2,708,473
Colonial Bank,
Sub Note 06-01-11                                                     9.375      BBB-           1,480       1,705,037
J.P. Morgan Chase & Co.,
Sub Note 03-15-12                                                     6.625      A              4,970       5,743,019
Zions Financial Corp.,
Gtd Note (6.95% to 05-15-06 then variable) 05-15-11                   6.950      BBB-           3,820       4,093,581

Building 0.21%                                                                                              3,105,326
Lennar Corp.,
Gtd Sr Note Ser B 05-01-10                                            9.950      BBB-           2,615       3,105,326

Business Services -- Misc. 0.87%                                                                           12,913,972
Cendant Corp.,
Note 08-15-06 +                                                       6.875      BBB            6,855       7,622,136
Sr Note 01-15-08 +                                                    6.250      BBB            3,755       4,128,461
Muzak LLC/Muzak Finance Corp.,
Sr Note 02-15-09 (R) +                                               10.000      B              1,135       1,163,375

Chemicals 0.56%                                                                                             8,308,262
Lyondell Chemical Co.,
Gtd Sr Note 12-15-08 +                                                9.500      BB             1,660       1,589,450
Sr Sec Note 12-15-08 (R)                                              9.500      BB               775         742,062
Nova Chemicals Corp.,
Sr Note (Canada) 05-15-06 +                                           7.000      BB+            4,400       4,620,000
Rhodia S.A.,
Sr Sub Note (France) 06-01-11 (R)                                     8.875      BB-            1,350       1,356,750

Commercial Services 0.05%                                                                                     763,250
Coinmach Corp.,
Sr Note 02-01-10                                                      9.000      B                710         763,250

Computers 0.30%                                                                                             4,497,280
NCR Corp.,
Note 06-15-09                                                         7.125      BBB-           3,175       3,493,030
Unisys Corp.,
Sr Note 03-15-10                                                      6.875      BB+              975       1,004,250

Containers 0.56%                                                                                            8,364,937
BWAY Corp.,
Sr Sub Note 10-15-10 (R)                                             10.000      B-             1,460       1,503,800
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note 11-15-12                                              8.750      BB             2,365       2,515,769
Sr Note 05-15-13 (R)                                                  8.250      B+             1,015       1,025,150
Sealed Air Corp.,
Sr Note 04-15-08 (R)                                                  5.375      BBB            3,160       3,320,218

Diversified Operations 0.63%                                                                                9,298,461
Brascan Corp.,
Note (Canada) 03-01-10                                                5.750      A-             2,815       3,023,879
General Electric Co.,
Note 02-01-13                                                         5.000      AAA            5,875       6,274,582

Energy 0.39%                                                                                                5,725,593
MidAmerican Energy Holdings,
Sr Bond 09-15-28                                                      8.480      BBB-           4,290       5,725,593

Finance 3.15%                                                                                              46,591,088
Ford Motor Credit Co.,
Note 02-01-06                                                         6.875      BBB            5,735       6,030,215
Note 10-28-09                                                         7.375      BBB            7,975       8,304,471
General Electric Capital Corp.,
Note Ser A 03-15-32                                                   6.750      AAA            2,620       3,137,746
General Motors Acceptance Corp.,
Note 01-19-10                                                         7.750      BBB            4,855       5,314,040
Note 08-28-12 +                                                       6.875      BBB            3,705       3,836,920
Household Finance Corp.,
Note 05-15-11                                                         6.750      A              7,760       9,033,982
Humpuss Funding Corp.,
Gtd Note 12-15-09 (R)                                                 7.720      B3             2,382       1,905,846
Morgan Stanley,
Note 05-15-10 +                                                       4.250      A+             3,515       3,644,264
Newcourt Credit Group,
Gtd Note Ser B (Canada) 02-16-05                                      6.875      A              3,480       3,727,365
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A 06-15-04 (R)                                 8.400      BBB-           1,644       1,656,239

Finance -- Consumer Loans 0.77%                                                                            11,383,143
Bank One Issuance Trust,
Pass Thru Ctf Ser 2003-C1 Class C1 09-15-10                           4.540      BBB            3,095       3,220,581
Capital One Master Trust,
Sub Bond Ser 2000-3 Class C 10-15-10                                  7.900      BBB            3,885       4,164,254
Citibank Credit Card Issuance Trust,
Pass Thru Ctf Ser 2003-C3 Class C3 04-07-10                           4.450      BBB            3,870       3,998,308

Food 0.95%                                                                                                 14,098,251
Corn Productions International, Inc.,
Sr Note 08-15-09                                                      8.450      BBB-           6,115       6,757,075
Del Monte Corp.,
Sr Sub Note 12-15-12 (R)                                              8.625      B              2,430       2,578,837
General Foods Corp.,
Deb 06-15-11                                                          7.000      A-             1,145       1,147,617
Kraft Foods, Inc.,
Note 11-01-11                                                         5.625      BBB+           3,315       3,614,722

Government -- Foreign 0.75%                                                                                11,099,122
Colombia, Republic of,
Bond (Colombia) 01-28-33                                             10.375      BB             1,645       1,887,637
Gtd Bond (Colombia) 04-09-11 +                                        9.750      BB+            2,400       2,707,735
Panama, Republic of,
Bond (Panama) 01-16-23 +                                              9.375      BB             3,025       3,418,250
Peru, Republic of,
Note (Peru) 01-15-08                                                  9.125      BB-            2,805       3,085,500

Government -- International Agencies 0.65%                                                                  9,601,014
Corporacion Andina de Fomento,
Note (Supra National) 05-21-13                                        5.200      A              2,440       2,479,794
International Bank for Reconstruction & Development,
Deb (Supra National) 09-01-16                                         8.250      AAA            5,000       7,121,220

Government -- U.S. 10.54%                                                                                 156,022,804
United States Treasury,
Bond 08-15-17 +                                                       8.875      AAA           25,469      39,194,397
Bond 05-15-18 +                                                       9.125      AAA            4,670       7,369,115
Bond 02-15-31 +                                                       5.375      AAA           71,065      82,568,647
Note 02-15-08 +                                                       3.000      AAA               70          72,527
Note 08-15-09 +                                                       6.000      AAA            8,805      10,485,857
Note 02-15-13 +                                                       3.875      AAA           14,925      15,585,551
Note 05-15-13 +                                                       3.625      AAA              730         746,710

Government -- U.S. Agencies 33.28%                                                                        492,538,440
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf 06-01-18**                                        5.000      AAA           17,805      18,411,474
20 Yr Pass Thru Ctf 01-01-16                                         11.250      AAA              198         223,395
Pass Thru Ctf Ser 2496 Class PE 07-15-31                              5.500      AAA            5,425       5,842,178
Pass Thru Ctf Ser 2563 Class PA 03-15-31                              4.250      AAA           10,183      10,394,652
Note 09-15-05                                                         2.875      AAA            3,285       3,383,327
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf 02-01-08                                          7.500      AAA              344         366,340
15 Yr Pass Thru Ctf 09-01-10 to 06-01-17                              7.000      AAA            3,719       3,961,810
15 Yr Pass Thru Ctf 02-01-18                                          5.500      AAA           28,471      29,571,291
15 Yr Pass Thru Ctf 06-01-18**                                        4.500      AAA           12,785      13,104,625
15 Yr Pass Thru Ctf 06-01-18**                                        5.000      AAA           37,270      38,609,409
30 Yr Pass Thru Ctf 02-01-33                                          6.500      AAA           14,010      14,600,876
30 Yr Pass Thru Ctf 02-01-33 to 06-01-33**                            6.000      AAA          151,579     157,420,990
30 Yr Pass Thru Ctf 06-01-33**                                        5.500      AAA           77,060      79,901,588
Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22                          6.940      AAA            2,486       2,581,718
Pass Thru Ctf Ser 2002-73 Class PE 10-25-31                           5.500      AAA           13,048      13,995,891
Pass Thru Ctf Ser 2003-16 Class PD 10-25-16                           5.000      AAA           10,690      11,452,913
Pass Thru Ctf Ser 2003-17 Class QT 08-25-27                           5.000      AAA           13,365      14,054,133
Financing Corp.,
Bond 02-08-18                                                         9.400      AAA           23,500      36,498,696
Bond 08-03-18                                                        10.350      AAA            6,045      10,088,307
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 01-15-16                                         10.500      AAA               50          58,328
30 Yr Pass Thru Ctf 07-15-16 to 01-15-25                              9.000      AAA            2,000       2,228,749
30 Yr Pass Thru Ctf 11-15-19 to 05-15-21                              9.500      AAA              694         782,390
30 Yr Pass Thru Ctf 06-15-20 to 03-15-25                             10.000      AAA              204         236,081
30 Yr Pass Thru Ctf 09-15-28                                          6.500      AAA            2,500       2,624,405
30 Yr Pass Thru Ctf 06-01-32 to 03-15-33**                            6.000      AAA           21,143      22,144,874

Insurance 2.50%                                                                                            36,959,751
CIGNA Corp.,
Sr Note 10-15-11                                                      6.375      BBB+           3,235       3,641,730
Equitable Life Assurance Society of the United States,
Surplus Note 12-01-05 (R)                                             6.950      A              3,725       4,166,882
Fund American Cos., Inc.,
Note 05-15-13                                                         5.875      BBB-           2,715       2,834,775
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                             7.625      AA             3,985       5,039,722
MONY Group, Inc. (The),
Sr Note 12-15-05                                                      7.450      BBB+           3,965       4,108,676
New York Life Insurance Co.,
Note 05-15-33 (R)                                                     5.875      AA-            7,860       8,316,194
Travelers Property Casualty Corp.,
Sr Note 03-15-13                                                      5.000      A-             2,270       2,397,479
UnumProvident Corp.,
Sr Note 03-01-11                                                      7.625      BBB-           2,695       2,814,844
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                                  7.875      AA             3,120       3,639,449

Leisure 1.47%                                                                                              21,709,065
Argosy Gaming Co.,
Sr Sub Note 09-01-11 +                                                9.000      B+             1,880       2,021,000
Harrah's Operating Co., Inc.,
Gtd Sr Sub Note 12-15-05                                              7.875      BB+            6,110       6,537,700
HMH Properties, Inc.,
Gtd Sr Sec Note Ser A 08-01-05 +                                      7.875      B+             2,800       2,856,000
Hyatt Equities LLC,
Note 06-15-07 (R)                                                     6.875      BBB            5,105       5,340,565
MTR Gaming Group, Inc.,
Gtd Sr Note 04-01-10 (R)                                              9.750      B+             1,400       1,452,500
Trump Hotels & Casino Resorts Holdings, L.P./Trump
Funding, Inc.,
1st Mtg Note 03-15-10 (R)                                            11.625      B-             1,910       1,757,200
Waterford Gaming LLC/Waterford Gaming
Finance Corp.,
Sr Note 03-15-10 (R)                                                  9.500      B+             1,630       1,744,100

Machinery 0.28%                                                                                             4,103,463
Kennametal, Inc.,
Sr Note 06-15-12                                                      7.200      BBB            3,715       4,103,463

Media 5.86%                                                                                                86,787,591
AT&T Broadband Corp.,
Gtd Note 03-15-13                                                     8.375      BBB            5,072       6,377,472
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom) 07-15-09                                 8.200      BB+            6,195       7,232,662
Charter Communications Holdings LLC/Charter
Communications Capital Corp.,
Sr Note 10-01-09                                                     10.750      CCC-           2,500       1,825,000
Clear Channel Communications, Inc.,
Gtd Sr Sub Note 11-01-08                                              8.000      BBB-           5,150       6,012,625
Continental Cablevision, Inc.,
Sr Deb 08-01-13                                                       9.500      BBB            3,280       3,942,455
Sr Note 05-15-06                                                      8.300      BBB            2,110       2,414,465
Cox Communications, Inc.,
Note 08-15-04                                                         7.500      BBB            5,530       5,878,169
CSC Holdings, Inc.,
Sr Sub Deb 05-15-16 +                                                10.500      B+             2,350       2,614,375
EchoStar DBS Corp.,
Sr Note 02-01-09 +                                                    9.375      BB-            2,830       3,031,637
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                                  8.625      B+             2,495       2,557,375
Grupo Televisa S.A.,
Note (Mexico) 09-13-11 +                                              8.000      BBB-           2,905       3,253,600
Innova S. de R.L.,
Sr Note (Mexico) 04-01-07                                            12.875      B-             1,340       1,353,400
Lenfest Communications, Inc.,
Sr Note 11-01-05                                                      8.375      BBB            5,920       6,652,997
Liberty Media Corp.,
Note 05-15-13                                                         5.700      BBB-           3,050       3,188,385
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                                   8.250      BBB-           4,400       5,693,090
Rogers Cablesystems, Ltd.,
Sr Note Ser B (Canada) 03-15-05                                      10.000      BBB-           4,880       5,221,600
Shaw Communications, Inc.,
Sr Note (Canada) 04-11-10                                             8.250      BB+            2,110       2,289,350
TCI Communications, Inc.,
Sr Deb 02-01-12                                                       9.800      BBB            2,550       3,366,775
Tele-Communications, Inc.,
Sr Deb 04-15-22                                                      10.125      BBB            2,675       3,809,853
Time Warner, Inc.,
Deb 01-15-13                                                          9.125      BBB+           6,806       8,627,306
XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05 then
14.00%) 12-31-09 (A)                                                   Zero      Caa1           2,000       1,445,000

Medical 1.10%                                                                                              16,282,643
HCA, Inc.,
Note 12-15-14                                                         9.000      BBB-           3,182       3,911,146
Sr Note 09-01-10                                                      8.750      BBB-           7,785       9,188,231
Quest Diagnostics, Inc.,
Gtd Sr Note 07-12-06                                                  6.750      BBB            2,835       3,183,266

Metal 0.90%                                                                                                13,251,859
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 02-01-10 (R)                                                 10.125      B-             2,065       2,289,052
Great Central Mines, Ltd.,
Sr Note (Australia) 04-01-08                                          8.875      CC             1,990       1,124,350
Inco, Ltd.,
Bond (Canada) 09-15-32                                                7.200      BBB-           3,915       4,552,769
Noranda, Inc.,
Note (Canada) 02-15-11                                                8.375      BBB-           1,415       1,614,683
Timken Co.,
Note 02-15-10 +                                                       5.750      BBB-           3,460       3,671,005

Mortgage Banking 2.81%                                                                                     41,584,350
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1 Class A-1 06-15-31                          6.790      Aaa            4,314       4,794,524
Conseco Finance Securitizations Corp.,
Pass Thru Ctf Ser 2002-A Class A-3 04-15-32                           5.330      AAA            7,110       7,233,350
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25                           8.100      AAA            1,868       1,866,872
Credit Suisse First Boston Mortgage Securities Corp.,
Comm Mtg Pass Thru Ctf Ser 1998-C1
Class A-1A 05-17-40                                                   6.260      AAA            6,393       6,857,976
Deutsche Mortgage & Asset Receiving Corp.,
Comm Mtg Pass Thru Ctf Ser 1998-C1
Class C 06-15-31                                                      6.861      A2             3,585       4,105,279
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1998-C1 Class A-1 05-15-30                          6.411      Aaa            7,668       8,145,224
MBNA Master Credit Card Trust,
Sub Bond Ser 1999-B Class C 08-15-11                                  6.650      BBB            1,985       2,183,874
Morgan Stanley Dean Witter Capital I Trust,
Pass Thru Ctf Ser 2001-IQA Class A-1 12-18-32                         4.570      Aaa            6,074       6,397,251

Oil & Gas 3.21%                                                                                            47,501,131
Alberta Energy Co., Ltd.,
Note (Canada) 09-15-30                                                8.125      A-             2,860       3,995,938
Note (Canada) 11-01-31                                                7.375      A-             2,910       3,759,272
Enterprise Products Partners L.P.,
Note 03-01-33 (R)                                                     6.875      BBB            7,975       9,094,722
Kinder Morgan, Inc.,
Sr Note 09-01-12                                                      6.500      BBB            2,700       3,106,588
Louis Dreyfus Natural Gas Corp.,
Note 12-01-07                                                         6.875      BBB+           2,695       3,055,642
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                                      10.125      BBB            1,925       2,579,702
PDVSA Finance, Ltd.,
Note (Cayman Islands) 11-16-12                                        8.500      B-             3,315       2,900,625
Pemex Project Funding Master Trust,
Gtd Note (Mexico) 10-13-10                                            9.125      BBB-           9,250      11,296,562
Tosco Corp.,
Note 02-15-30                                                         8.125      A-             4,250       5,854,175
Valero Energy Corp.,
Note 06-15-05                                                         8.375      BBB            1,700       1,857,905

Paper & Paper Products 1.59%                                                                               23,528,168
Abitibi-Consolidated, Inc.,
Bond (Canada) 08-01-10 +                                              8.550      BB+            9,110      10,386,675
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 07-15-09 (R) ***                                    13.750      D              5,750       2,357,500
MDP Acquisitions Plc,
Sr Note (Ireland) 10-01-12 (R)                                        9.625      B                805         866,381
Sr Note (Ireland) 10-01-12                                            9.625      B              2,050       2,206,312
Stone Container Corp.,
Sr Note 02-01-11                                                      9.750      B              2,280       2,473,800
Sr Note 07-01-12                                                      8.375      B              5,000       5,237,500

Real Estate Investment Trusts 0.41%                                                                         6,132,810
American Health Properties, Inc.,
Note 01-15-07                                                         7.500      BBB+           2,380       2,690,619
Healthcare Realty Trust, Inc.,
Sr Note 05-01-11                                                      8.125      BBB-           1,450       1,624,322
iStar Financial, Inc.,
Sr Note 03-15-08                                                      7.000      BB+            1,725       1,817,869

Retail 0.88%                                                                                               13,029,962
Delhaize America, Inc.,
Gtd Note 04-15-06                                                     7.375      BB+            3,095       3,265,225
Food Lion, Inc.,
Note 08-30-06                                                         8.730      BB+            2,500       2,606,250
Gap, Inc. (The),
Note 12-15-08 +                                                      10.550      BB+            1,500       1,792,500
Penney (J.C.) Co., Inc.,
Note 03-01-10                                                         8.000      BB+            2,215       2,264,838
Toys "R" Us, Inc.,
Note 04-15-13                                                         7.875      BBB-           2,950       3,101,149

Revenue Bonds 0.44%                                                                                         6,554,380
Golden State Tobacco Securitization Corp.,
Rev Ser 2003-A-1 06-01-39                                             6.750      A-             7,000       6,554,380

Telecommunications 4.77%                                                                                   70,539,842
AT&T Wireless Services, Inc.,
Sr Note 03-01-11                                                      7.875      BBB            4,880       5,787,485
Citizens Communications Co.,
Note 05-15-06 +                                                       8.500      BBB            6,450       7,479,962
Sr Note 08-15-04                                                      6.375      BBB            2,650       2,776,850
Deutsche Telekom International Finance B.V.,
Gtd Note (Netherlands) 06-15-10                                       8.000      BBB+           6,415       7,906,699
France Telecom S.A.,
Note (France) 03-01-11                                                7.750      BBB            6,055       7,572,256
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) 01-30-08 (R)                                 9.750      B+             1,625       1,771,250
Nextel Communications, Inc.,
Sr Note 11-15-09 +                                                    9.375      B              3,295       3,533,887
PanAmSat Corp.,
Gtd Sr Note 02-01-12                                                  8.500      B-             1,595       1,706,650
PTC International Finance B.V.,
Gtd Sr Sub Disc Note (Netherlands) 07-01-07                          10.750      BB-            1,790       1,870,550
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg) 12-01-09                                11.250      BB-            1,110       1,221,000
Qwest Corp.,
Note 03-15-12 (R) +                                                   8.875      B-             4,990       5,588,800
Sprint Capital Corp.,
Gtd Sr Note 11-15-08                                                  6.125      BBB-           4,290       4,533,415
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico) 01-26-06 +                                           8.250      BBB-           5,620       6,273,325
Telus Corp.,
Note (Canada) 06-01-11                                                8.000      BBB            8,290       9,502,413
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                                     11.500      BBB+           2,645       3,015,300

Transportation 1.38%                                                                                       20,351,333
Avis Group Holdings, Inc.,
Gtd Sr Sub Note 05-01-09                                             11.000      BBB-           2,065       2,310,219
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A 02-02-19                                    6.545      A-             2,517       2,324,631
ERAC USA Finance Co.,
Note 06-15-08 (R)                                                     7.350      BBB+           2,635       3,085,055
Note 12-15-09 (R)                                                     7.950      BBB+           2,720       3,253,506
Hertz Corp.,
Sr Note 07-01-04                                                      7.000      BBB              880         901,407
Sr Note 06-01-12                                                      7.625      BBB            3,125       3,213,853
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 08-15-14 (B) (R)                        10.910      CC             5,800         396,314
Northwest Airlines, Inc.,
Pass Thru Ctf Ser 1996-1C 01-02-05                                   10.150      B                713         427,853
Pass Thru Ctf Ser 1996-1D 01-02-15                                    8.970      B+             2,999       1,529,695
TFM S.A. de C.V.,
Gtd Sr Disc Note (Mexico) 06-15-09                                   11.750      B+             2,880       2,908,800

Utilities 7.78%                                                                                           115,101,694
AES Eastern Energy,
Pass Thru Ctf Ser 1999-A 01-02-17                                     9.000      BB+            3,715       3,810,884
Beaver Valley Funding Corp.,
Sec Lease Oblig Bond 06-01-17                                         9.000      BBB-           3,969       4,668,544
BVPS II Funding Corp.,
Collateralized Lease Bond 06-01-17                                    8.890      BBB-           6,607       8,042,833
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                                9.500      BBB           10,255      10,355,130
Dominion Resources, Inc.,
Sr Note 03-15-33                                                      6.300      BBB+           2,265       2,447,493
DPL, Inc.,
Sr Note 09-01-11                                                      6.875      BBB-           3,800       4,116,152
East Coast Power LLC,
Sr Sec Note Ser B 03-31-12                                            7.066      BB+            3,062       3,085,407
GG1B Funding Corp.,
Deb 01-15-11                                                          7.430      BBB-           2,672       2,805,255
Illinois Power Co.,
Mtg Bond 07-15-25                                                     7.500      B              1,885       1,625,812
IPALCO Enterprises, Inc.,
Sr Sec Note 11-14-11                                                  7.625      BB-            3,000       3,195,000
Kansas Gas & Electric Co.,
1st Mtg Bond 08-01-05                                                 6.500      BB+            1,450       1,520,687
Midland Funding Corp. II,
Deb Ser A 07-23-05                                                   11.750      BB-            8,905       9,595,137
Deb Ser B 07-23-06                                                   13.250      BB-            2,075       2,349,937
Niagara Mohawk Power Corp.,
Sec Fac Deb Bond 01-01-18                                             8.770      A              6,651       6,921,649
NorAm Energy Corp.,
Deb 02-01-08                                                          6.500      BBB            6,065       6,600,206
Oklahoma Gas & Electric Co.,
Sr Sec Note 07-15-27                                                  6.650      BBB+           6,385       7,129,893
Pinnacle Partners,
Sr Note 08-15-04 (R)                                                  8.830      BB+            5,560       5,754,600
PNPP II Funding Corp.,
Deb 05-30-16                                                          9.120      BBB-           4,135       5,235,944
PSEG Energy Holdings, Inc.,
Note 04-16-07 (R)                                                     7.750      BBB-           2,060       2,188,750
Salton Sea Funding Corp.,
Sr Sec Note Ser B 05-30-05                                            7.370      BB             6,973       6,990,675
Sr Sec Note Ser C 05-30-10                                            7.840      BB             2,340       2,334,150
Southern California Edison Co.,
1st Ref Mtg Bond 02-15-07 (R)                                         8.000      BB             5,495       5,962,075
Tiers-MIR-2001-14,
Coll Trust 06-15-04 (R) +                                             7.200      CCC            2,940       2,197,650
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond 01-02-17                                         8.090      BBB-           5,560       6,167,831

Utilities -- Foreign 1.60%                                                                                 23,748,770
Calpine Canada Energy Finance ULC,
Gtd Sr Note (Canada) 05-01-08                                         8.500      CCC+           1,570       1,091,150
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) 04-30-13 (R)                                      8.625      BBB-           2,370       2,486,239
Empresa Nacional de Electricidad S.A.,
Note (Chile) 07-15-08                                                 7.750      BBB-           2,000       2,069,384
HQI Transelect Chile S.A.,
Sr Note (Chile) 04-15-11                                              7.875      A-             7,280       8,446,715
Hydro-Quebec,
Gtd Deb Ser FU (Canada) 02-01-12                                     11.750      A+             5,000       7,924,645
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) 11-15-09 (R)                                     9.625      BBB-           1,439       1,730,637

Waste Disposal Service & Equip. 0.38%                                                                       5,587,394
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B 08-01-09 +                                     10.000      B+             5,315       5,587,394

ISSUER, DESCRIPTION                                                                            SHARES
PREFERRED STOCKS 1.27%                                                                                    $18,748,336
(Cost $18,262,702)
CSC Holdings, Inc., 11.125%, Ser M                                                             77,778       8,108,356
CSC Holdings, Inc., 11.75%, Ser H ***                                                          33,660       3,517,470
Dominion Resources, Inc., 9.50%, Conv                                                          67,760       3,947,020
Nextel Communications, Inc., 11.125%, Ser E                                                     3,083       3,175,490

ISSUER, DESCRIPTION,                                                INTEREST   CREDIT    PAR VALUE
MATURITY DATE                                                       RATE       RATING*  (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 21.42%                                                                            $316,974,832
(Cost $316,543,556)

Government -- U.S. Agencies 3.38%                                                                          49,994,900
Federal National Mortgage Assn,
Disc Note Ser BB 06-05-03                                           Zero        AAA           $50,000      49,994,900

Insurance 0.11%                                                                                             1,637,091
Markel Corp.,
Note 11-01-03                                                       7.250%      BBB-            1,610       1,637,091

Joint Repurchase Agreement 16.41%                                                                         242,855,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 05-30-03, due 06-02-03 (Secured by
U.S. Treasury Bond, 8.000% due 11-15-21 and
U.S. Treasury Inflation Indexed Bonds, 3.625%
thru 3.875%, due 04-15-28 thru 04-15-29)                            1.270                     242,855     242,855,000

Real Estate Investment Trusts 0.30%                                                                         4,419,112
Camden Property Trust,
Sr Note 04-15-04                                                    7.000       BBB             4,250       4,419,112

Utilities 1.22%                                                                                            18,068,729
AEP Resources, Inc.,
Sr Note 12-01-03 (R)                                                6.500       BBB             3,700       3,770,318
CMS Energy Corp.,
Sr Note Ser B 01-15-04                                              6.750       B+              3,610       3,600,975
Nisource Finance Corp.,
Gtd Sr Note 11-15-03                                                7.500       BBB             8,202       8,378,236
PSEG Energy Holdings, Inc.,
Sr Note 02-10-04 +                                                  9.125       BBB-            2,230       2,319,200

TOTAL INVESTMENTS 117.31%                                                                              $1,736,022,303

OTHER ASSETS AND LIABILITIES, NET (17.31%)                                                              ($256,126,808)

TOTAL NET ASSETS 100.00%                                                                               $1,479,895,495



Notes to Schedule of Investments

  + All or a portion of this security is on loan on May 31, 2003.

  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

 ** A portion of these securities having an aggregate value of $294,760,333, or 19.92% of the Fund's net assets, has been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $300,724,930 of Calpine Canada Energy Finance ULC, 8.500%, 05-01-08; Cleveland Electric Illuminating Co., 9.500%, 05-15-05; Enterprise Products Partners L.P., 6.875%, 03-01-33; Federal Home Loan Mortgage Corp., 4.250%, 03-15-31; Federal National Mortgage Assn., Zero, 06-05-03; Federal National Mortgage Assn., 6.500%, 02-01-33; Federal National Mortgage Assn., 5.500%, 02-01-18; Federal National Mortgage Assn., 5.500%, 10-25-31; Federal National Mortgage Assn., 5.000%, 10-25-16; Federal National Mortgage Assn., 5.000%, 08-25-27;
    Federal National Mortgage Assn., 6.000%, 03-01-33; Financing Corp., 9.400%, 02-08-18; Financing Corp., 10.350%, 08-03-18; Government
    National Mortgage Assn., 6.000%, 03-15-33; HCA, Inc., 8.750%, 09-01-10;
    Household Finance Corp., 6.750%, 09-01-10; Innova S. de R.L., 12.875%, 04-01-07; Midland Funding Corp. II, 11.750%, 07-23-05; Pemex Project Funding Master Trust, 9.125%, 10-13-10; Socgen Real Estate Co. LLC, 7.640%, 12-31-49; Telus Corp., 8.000%, 06-01-11 and Unisys Corp.,
    6.875%, 03-15-10 has been segregated to cover the forward commitments.

 *** Non-income-producing security.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income-producing issuer filed for protection under Federal Bankruptcy Code or is in default of interest payment.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $121,219,153 or 8.19% of net assets as of May 31, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S.-dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

May 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,415,540,075)
  including $214,474,863 of securities loaned                  $1,493,167,303
Joint repurchase agreement (cost $242,855,000)                    242,855,000
Cash                                                                  158,781
Receivable for investments sold                                    29,659,896
Receivable for shares sold                                            153,970
Dividends and interest receivable                                  18,997,089
Other assets                                                          122,615

Total assets                                                    1,785,114,654

LIABILITIES
Payable for investments purchased                                 302,767,321
Payable for shares repurchased                                        770,983
Dividends payable                                                     329,594
Payable to affiliates
  Management fee                                                      566,157
  Distribution and service fee                                        139,371
  Other                                                               368,631
Other payables and accrued expenses                                   277,102

Total liabilities                                                 305,219,159

NET ASSETS
Capital paid-in                                                 1,433,275,598
Accumulated net realized loss on investments                      (30,586,774)
Net unrealized appreciation of investments                         77,627,228
Distributions in excess of net investment income                     (420,557)

Net assets                                                     $1,479,895,495

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,192,230,276 [DIV] 75,989,984 shares)                       $15.69
Class B ($232,893,020 [DIV] 14,844,041 shares)                         $15.69
Class C ($45,384,410 [DIV] 2,892,760 shares)                           $15.69
Class I ($9,387,789 [DIV] 598,397 shares)                              $15.69

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($15.69 [DIV] 95.5%)                                         $16.43
Class C ($15.69 [DIV] 99%)                                             $15.85

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
May 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (including securities lending income of $401,621
  and net of foreign withholding taxes of $5,665)                 $83,058,057
Dividends                                                           2,615,183

Total investment income                                            85,673,240

EXPENSES
Investment management fee                                           7,177,130
Class A distribution and service fee                                3,436,647
Class B distribution and service fee                                2,358,278
Class C distribution and service fee                                  456,802
Class A, B and C transfer agent fee                                 3,346,443
Class I transfer agent fee                                             11,314
Accounting and legal services fee                                     483,783
Custodian fee                                                         308,318
Registration and filing fee                                            97,561
Trustees' fee                                                          90,147
Printing                                                               85,938
Miscellaneous                                                          82,262
Auditing fee                                                           47,300
Legal fee                                                              12,588
Interest expense                                                       11,148

Total expenses                                                     18,005,659

Net investment income                                              67,667,581

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                   37,149,906
Change in unrealized appreciation (depreciation)
  of investments                                                   60,407,234

Net realized and unrealized gain                                   97,557,140

Increase in net assets from operations                           $165,224,721

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets shows
how the value of
the Fund's net
assets has
changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                         YEAR            YEAR
                                                        ENDED           ENDED
                                                      5-31-02 1       5-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                             $76,566,258     $67,667,581
Net realized gain (loss)                           (2,029,586)     37,149,906
Change in net unrealized
  appreciation (depreciation)                       6,556,254      60,407,234

Increase in net assets
  resulting from operations                        81,092,926     165,224,721

Distributions to shareholders
From net investment income
Class A                                           (66,846,281)    (58,775,529)
Class B                                           (12,081,364)    (10,462,357)
Class C                                            (1,858,217)     (2,024,816)
Class I 2                                                (465)       (461,750)
                                                  (80,786,327)    (71,724,452)
From Fund share transactions                       38,414,077     (36,619,370)

NET ASSETS
Beginning of period                             1,384,293,920   1,423,014,596

End of period 3                                $1,423,014,596  $1,479,895,495


1 Audited by previous auditor.

2 Class I shares began operations on 9-4-01.

3 Includes distributions in excess of net investment income of $145,440 and $420,557, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           5-31-99 1    5-31-00 1    5-31-01 1    5-31-02 1,2   5-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.25       $14.76       $13.93       $14.69        $14.71
Net investment income 3                                   0.97         0.96         0.92         0.82          0.72
Net realized and unrealized
  gain (loss) on investments                             (0.49)       (0.83)        0.76         0.06          1.02
Total from
  investment operations                                   0.48         0.13         1.68         0.88          1.74
Less distributions
From net investment income                               (0.97)       (0.96)       (0.92)       (0.86)        (0.76)
Net asset value,
  end of period                                         $14.76       $13.93       $14.69       $14.71        $15.69
Total return 4 (%)                                        3.11         0.97        12.38         6.10         12.26

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,279       $1,098       $1,140       $1,144        $1,192
Ratio of expenses
  to average net assets (%)                               1.07         1.11         1.12         1.11          1.12
Ratio of net investment
  income to average net assets (%)                        6.35         6.69         6.38         5.51          4.84
Portfolio turnover (%)                                     228          162          235          189           273

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           5-31-99 1    5-31-00 1    5-31-01 1    5-31-02 1,2   5-31-03
Net asset value,
  beginning of period                                   $15.25       $14.76       $13.93       $14.69        $14.71
Net investment income 3                                   0.86         0.86         0.83         0.72          0.62
Net realized and unrealized
  gain (loss) on investments                             (0.49)       (0.83)        0.76         0.06          1.02
Total from
  investment operations                                   0.37         0.03         1.59         0.78          1.64
Less distributions
From net investment income                               (0.86)       (0.86)       (0.83)       (0.76)        (0.66)
Net asset value,
  end of period                                         $14.76       $13.93       $14.69       $14.71        $15.69
Total return 4 (%)                                        2.39         0.27        11.64         5.37         11.48

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $239         $197         $218         $236          $233
Ratio of expenses
  to average net assets (%)                               1.77         1.81         1.78         1.81          1.82
Ratio of net investment
  income to average net assets (%)                        5.65         6.00         5.71         4.81          4.15
Portfolio turnover (%)                                     228          162          235          189           273

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           5-31-99 1,5  5-31-00 1    5-31-01 1    5-31-02 1,2   5-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.61       $14.76       $13.93       $14.69        $14.71
Net investment income 3                                   0.55         0.85         0.82         0.72          0.62
Net realized and unrealized
  gain (loss) on investments                             (0.85)       (0.83)        0.76         0.06          1.02
Total from
  investment operations                                  (0.30)        0.02         1.58         0.78          1.64
Less distributions
From net investment income                               (0.55)       (0.85)       (0.82)       (0.76)        (0.66)
Net asset value,
  end of period                                         $14.76       $13.93       $14.69       $14.71        $15.69
Total return 4 (%)                                        1.95 6       0.28        11.60         5.36         11.48

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $21          $24          $26          $44           $45
Ratio of expenses
  to average net assets (%)                               1.77 7       1.80         1.82         1.81          1.82
Ratio of net investment
  income to average net assets (%)                        5.65 7       6.01         5.66         4.81          4.15
Portfolio turnover (%)                                     228          162          235          189           273

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                                                                  5-31-02 1,2,5  5-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                                                          $14.96         $14.71
Net investment income 3                                                                          0.66           0.78
Net realized and unrealized
  gain (loss) on investments                                                                    (0.21)          1.02
Total from
  investment operations                                                                          0.45           1.80
Less distributions
From net investment income                                                                      (0.70)         (0.82)
Net asset value,
  end of period                                                                                $14.71         $15.69
Total return 4 (%)                                                                               3.04 6        12.71

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                                                                    -- 8           $9
Ratio of expenses
  to average net assets (%)                                                                      0.68 7         0.72
Ratio of net investment income
  to average net assets (%)                                                                      5.94 7         5.23
Portfolio turnover (%)                                                                            189            273

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
  Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Class C shares and Class I shares began operations on 10-1-98 and 9-4-01, respectively.

6 Not annualized.

7 Annualized.

8 Less than $500,000.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. In ter est is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On May 31, 2003, the Fund loaned securities having a market value of $214,474,863 collateralized by securities in the amount of $218,894,634.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $30,484,831 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 -- $10,076,619, May 31, 2009 -- $20,372,435 and May 31, 2010 -- $35,777.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2003, the tax character of distributions paid was as follows: ordinary income -- $71,724,452. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting prin ci ples generally accepted in the United States of America. Distri bu tions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next
$500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Ac cord ingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Con duct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended May 31, 2003, JH Funds received net up-front sales charges of $841,004 with regard to sales of Class A shares. Of this amount, $90,559 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $338,361 was paid as sales commissions to unrelated broker-dealers and $412,084 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended May 31, 2003, JH Funds received net up-front sales charges of $100,014 with regard to sales of Class C shares. Of this amount, $97,418 was paid as sales commissions to unrelated broker-dealers and $2,596 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2003, CDSCs received by JH Funds amounted to $661,375 for Class B shares and $21,234 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each Class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value plus certain out-of-pocket expenses attributable to Class I shares. Effective June 1, 2003, for Class I shares the Fund will pay a monthly transfer agent fee at a total annual rate of 0.05% of Class I shares' average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                   YEAR ENDED 5-31-02 1         YEAR ENDED 5-31-03
                                SHARES         AMOUNT        SHARES         AMOUNT
CLASS A SHARES
Sold                         9,535,119   $141,492,300     8,023,117   $119,537,680
Distributions reinvested     3,593,103     53,313,751     3,230,030     48,137,822
Repurchased                (12,985,535)  (192,313,344)  (13,031,036)  (194,047,897)
Net increase (decrease)        142,687     $2,492,707    (1,777,889)  ($26,372,395)

CLASS B SHARES
Sold                         5,168,809    $76,839,086     3,435,375    $50,874,917
Distributions reinvested       471,880      6,999,215       501,577      7,467,519
Repurchased                 (4,458,118)   (65,938,032)   (5,112,010)   (76,105,101)
Net increase (decrease)      1,182,571    $17,900,269    (1,175,058)  ($17,762,665)

CLASS C SHARES
Sold                         1,777,434    $26,375,380       950,362    $14,094,274
Distributions reinvested        71,089      1,053,001       106,568      1,585,178
Repurchased                   (637,152)    (9,417,343)   (1,137,091)   (16,982,912)
Net increase (decrease)      1,211,371    $18,011,038       (80,161)   ($1,303,460)

CLASS I SHARES 2
Sold                               668        $10,063       152,828     $2,306,536
Issued in reorganization            --             --       566,449      8,309,863
Distributions reinvested            --             --        30,706        458,285
Repurchased                         --             --      (152,254)    (2,255,534)
Net increase                       668        $10,063       597,729     $8,819,150

NET INCREASE (DECREASE)      2,537,297    $38,414,077    (2,435,379)  ($36,619,370)

1 Audited by previous auditor.
2 Class I shares began operations on 9-4-01.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2003, aggregated $445,110,465 and $535,373,947, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $3,428,981,122 and $3,275,738,399, respectively, during the year ended May 31, 2003.

The cost of investments owned on May 31, 2003, including short-term investments, for federal income tax purposes was $1,663,890,703. Gross unrealized appreciation and depreciation of investments aggregated $86,191,863 and $14,060,263, respectively, resulting in net unrealized appreciation of $72,131,600. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and amortization of premiums and accretion of discounts on debt securities.

NOTE E
Reclassification of accounts

During the year ended May 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $2,663,780, a decrease in accumulated net investment loss of $3,781,754 and a decrease in capital paid-in of $6,445,534. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compen sation, expiring capital loss carryovers and premium amortization tax adjustment. The calculation of net investment income per share in the Financial Highlights excludes these adjustments.

NOTE F
Reorganization

On May 29, 2002, the shareholders of the John Hancock Active Bond Fund ("Active Bond Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Active Bond Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 566,449 Class I shares of the Fund for the net assets of the Active Bond Fund, which amounted to $8,309,863, including $75,770 of unrealized appreciation after the close of business on June 7, 2002.

NOTE G
Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended May 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the "Fund"), one of the portfolios constituting the John Hancock Sovereign Bond Fund, at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at May 31, 2003, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended May 31, 2002, and the financial highlights for each of the periods ended on or before May 31, 2002, were audited by other independent auditors, whose report dated July 5, 2002, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2003, 3.66% of the dividends qualify for the corporate dividends-received deduction.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1988                21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1975                21
President and Chief Executive Officer, Brookline Bancorp. (lending)
(since 1972); Chairman and Director, Lumber Insurance Co. (insurance)
(until 2000); Chairman and Director, Northeast Retirement Services, Inc.
(retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

William F. Glavin 2, Born: 1932                                                             1996                21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson 2, Born: 1943                                                         1996                30
Executive Director, Council for International Exchange of Scholars
(since 1998); Vice President, Institute of International Education
(since January 1998); Senior Fellow, Cornell Institute of Public Affairs,
Cornell University (until 1997); President Emerita of Wells College and
St. Lawrence University; Director, Niagara Mohawk Power Corporation
(electric utility).

John A. Moore 2, Born: 1939                                                                 1996                30
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                21
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                52
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment LLC, Independence
Fixed Income LLC, John Hancock Advisers, LLC (the "Adviser") and
The Berkeley Financial Group, LLC ("The Berkeley Group"), John
Hancock Funds, LLC ("John Hancock Funds"), Massachusetts Business
Development Corporation; Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2000                52
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence Fixed Income LLC and
John Hancock Signature Services ("Signature Services"); Senior Vice President,
MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1984
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington
Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.




OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



ELECTRONIC
DELIVERY

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prospectuses through the U.S. mail, we'll notify you by e-mail
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* No more waiting for the mail to arrive; you'll receive an
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* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery



OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
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------------------------------------------------
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------------------------------------------------



FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713


[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Bond Fund.

2100A   5/03
        7/03

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Not applicable at this time.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
---------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer

Date:    July 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-----------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer

Date:    July 24, 2003




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    July 24, 2003